Contingencies and Commitments (Details 1) $ in Thousands	Dec. 31, 2021 CLP ($)
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	$ 1,336,185,722
Purchase and contract related to wine and grape	30,745,795
Within 1 year
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	236,385,004
Purchase and contract related to wine and grape	3,080,530
Between 1 and 5 years
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	1,016,052,951
Purchase and contract related to wine and grape	27,665,265
Over 5 years
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	83,747,767
Purchase and contract related to wine and grape	$ 0